Stock Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, per share	$ 59.44
Compensation expense for restricted stock and deferred stock awards	$ 162	$ 127	$ 93
Unamortized compensation cost related to restricted stock and deferred stock awards	221
Expected period for recognition of unamortized compensation expense, in years	2
Restricted stock and deferred stock awards vested	1,765,109	2,000,000	1,500,000
Total intrinsic value of stock options exercised	129	292	222
Non-Employee Directors Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated common stock to be awarded under a stock benefit plan, maximum limit	1,000,000
Shares available for grant under the plan	818,410
Percentage of voting shares that PMI may own, used in determining non-employee director status	50.00%
Employees Vested [Member] | PMI [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock and deferred stock awards vested		1,400,000	1,000,000
Performance Incentive Plan 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated common stock to be awarded under a stock benefit plan, maximum limit	70,000,000
Shares available for grant under the plan	28,404,021
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of restricted stock and deferred stock awards granted to employees	229	169	142
Weighted-average grant date fair value, per share	$ 59.44	$ 47.54	$ 37.01
Grant Date Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested restricted stock and deferred stock awards	84	123	107
Total Fair Value [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of vested restricted stock and deferred stock awards	$ 107